TAXATION (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent		25.00%	25.00%	25.00%
Deferred Tax Assets, Gross		$ 129,014		$ 4,331
Deferred Tax Assets, Valuation Allowance		$ 129,014
Value-Added Tax Rate		17.00%
Surtax Including Urban Maintenance and Construction Taxes and Additional Education Fees,Rate		6.00%
Scenario, Plan [Member]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	25.00%